Derivative Warrant Liability (Details) - Schedule of extinguished on the expiry of the outstanding warrants	12 Months Ended
Dec. 31, 2020 USD ($) shares
Schedule of extinguished on the expiry of the outstanding warrants [Abstract]
Warrants, Beginning balance | shares	21,229,000
Beginning balance | $	$ 15,709,460
Conversion to equity (ordinary shares) upon exercise of warrants | shares	(100)
Conversion to equity (ordinary shares) upon exercise of warrants, Value | $	$ (74)
Revaluation of derivative warrant liability | shares
Revaluation of derivative warrant liability, Value | $	$ (2,547,542)
Warrants, Ending balance | shares	21,228,900
Ending balance | $	$ 13,161,844,000,000